Fees Summary	Dec. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,877,000
Previously Paid Amount	0.00
Total Fee Amount	287.37
Total Offset Amount	0.00
Net Fee	287.37
Narrative - Max Aggregate Offering Price	$ 1,877,000
Final Prospectus	true